Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

The related parties that had material transactions for the years ended December 31, 2025 and 2024, consist of the following:

Related Party	Nature of Relationship to the Company
A	An Ohio Corporation - a significant shareholder
B	Owner of A and our Chief Executive Officer of the Company from April 1, 2025 through September 30, 2025
C	A California Corporation owned by a related party D
D	Significant shareholder and our Chief Technology Officer
E	Director and Chief Executive Officer of GEVI Insurance Holdings Inc.
F	A Delaware limited liability company - Series A Preferred shareholder
G	A company controlled by our Chief Financial Officer

As of December 31, 2025 and 2024, amounts owing to related parties consists as follows:

	December 31,	December 31,
Related Party	2025	2024	Nature of transaction
A	$300	$–	Operating expense paid on behalf of the Company
F	167,671	–	Accrued interest related to convertible note related party
	$167,971	$–

During the years ended December 31, 2025 and 2024, related party A advanced to the Company an amount of $0 and $2,000 for working capital proposes and $25,300 and $6,496 for operating expenses paid directly to vendors, on behalf of the Company, respectively. During the years ended December 31, 2025 and 2024, the Company repaid $25,000 and $330,000 owing to the related party A and $0 and $410,880 owing to the related party B, respectively. On December 31, 2024, the Company issued a $576,693 convertible note to related party A in exchange for the amount due to related party A and B of $576,693. During the year ended December 31, 2025, a company controlled by related party B was reimbursed $75,000 for expenses paid on behalf of the Company.

For the years ended December 31, 2025 and 2024, expenses to related parties and their nature consists of:

	Years Ended
	December 31,
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
A	$2,103,600	$–	150,000 Series C Convertible Preferred Stock for consulting fee	Professional fees - related party
C	$21,600	$77,600	Cash paid for consulting fees	Professional fees - related party
C	$4,000	$19,400	Cash paid for consulting and advisory fees	Cost of revenue - related party
D	$–	$163,654	Cash paid for management fee	Professional fees - related party
D	$56,290	$81,917	Cash paid for royalty and sales commissions	Cost of revenue - related party
E	$420,720	$–	30,000 Series C Convertible Preferred Stock for management compensation	Management compensation
E	$–	$348,000	20,000 shares of Series C Convertible Preferred Stock for advisory fee	Professional fees - related party
F	$2,511,855	$–	69,007 Series C Convertible Preferred Stock for services	Financing expense
G	$39,885	$–	Edgar filing expense	General and administrative
G	$51,174	$–	Professional service - accounting	Professional fees - related party

Convertible note – related party

The components of convertible notes as of December 31, 2025 and 2024, were as follows:

			Effective	Stated
	Principal		Interest	Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	Rate	2025	2024
December 2024	$576,693	December 31, 2025	–	10%	$–	$576,693
February 2025	$2,000,000	February 28, 2026	128%	10%	2,000,000	–
Total Convertible notes					$2,000,000	$576,693
Less: Unamortized debt discount					(714,600)	–
					1,285,400	576,693
Less: Current portion					(1,285,400)	(576,693)
Long-term portion					$–	$–

In February 2025, the Company entered into one (1) subscription agreement for convertible notes ($2,000,000) and warrants (416,667 shares of common stock) with a related party F. The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $3.00 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at a fixed conversion price of $2.40. The obligations of the Company under the convertible note are secured by a pledge of the Company’s membership interests in MFB Ohio. In the event of a default, related party F could proceed against the equity of MFB Ohio pledged to collateralize the convertible note. MFB Ohio owns the Company’s intellectual property portfolio. The Company paid 8% original discount of $160,000 and financing fee of $63,918 and recorded these financing costs as debt discount. The Company has accounted for the convertible debt at amortized cost under ASC 470-20. During the year ended December 31, 2025, the Company recognized the debt discount of $1,824,087 (Original Issued Discounts of discount and financing fee of $223,918 and warrants of $1,600,169).

On December 31, 2024, the Company issued a convertible note of $576,693, to related party A, in exchange for the amount due to related party. The convertible note has a term of twelve (12) months, at an interest rate of 10% per annum. The outstanding principal amount of convertible note and unpaid interest is convertible at a fixed conversion price of $2.16. The conversion price is a fixed price and the Company determined that conversion feature did not need to be bifurcated. The Company has accounted for the convertible debt at amortized cost under ASC 470-20.

During the year ended December 31, 2025, the Company recognized interest expenses of $223,128 and $0 and amortization of debt discount of $1,109,487 and $0, respectively. As of December 31, 2025 and 2024, the Company recorded accrued interest of $167,671 and $0, respectively.

Conversion

In December 2025, a note holder converted convertible note issued in December 2024 of $576,693 and accrued interest of $55,457 into 292,663 shares of common stock.